Nuveen Global Infrastructure Fund
Portfolio of Investments March 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.0%
X –
COMMON STOCKS - 90 .8 % X 427,592,880
Capital Goods - 4.5%
29,382 Eiffage SA $ 3,334,625
137,746 Ferrovial SE 5,453,618
325,184 Infratil Ltd 2,115,708
79,877 Vinci SA 10,250,501
Total Capital Goods 21,154,452
Commercial & Professional Services - 5.6%
36,356 (b) Casella Waste Systems Inc, Class A 3,594,518
1,449,483 Cleanaway Waste Management Ltd 2,568,297
59,636 Republic Services Inc 11,416,716
36,241 Waste Connections Inc 6,233,814
11,576 Waste Management Inc 2,467,424
Total Commercial & Professional Services 26,280,769
Energy - 16.9%
75,105 Cheniere Energy Inc 12,112,934
440,172 Enbridge Inc 15,925,423
56,876 Energy Transfer LP 894,659
77,643 Enterprise Products Partners LP 2,265,623
87,022 Gibson Energy Inc 1,481,472
27,325 Keyera Corp 703,827
357,058 Kinder Morgan Inc 6,548,444
75,664 MPLX LP 3,144,596
104,974 ONEOK Inc 8,415,766
159,256 Pembina Pipeline Corp 5,621,077
55,375 Targa Resources Corp 6,201,446
123,870 TC Energy Corp 4,978,393
287,056 Williams Cos Inc/The 11,186,572
Total Energy 79,480,232
Telecommunication Services - 1.3%
125,929 Cellnex Telecom SA, 144A 4,454,701
165,766 Infrastrutture Wireless Italiane SpA 1,881,106
Total Telecommunication Services 6,335,807
Transportation - 26.1%
107,753 Aena SME SA 21,222,328
21,768 Aeroports de Paris 2,984,704
63,729 (b) Athens International Airport SA 584,409
1,163,680 Atlas Arteria Ltd 4,040,740
1,899,354 Auckland International Airport Ltd 9,475,323
39,254 Canadian National Railway Co 5,170,144
29,406 Canadian Pacific Railway Ltd 2,592,727
61,273 Central Japan Railway Co 1,521,735
669,826 China Merchants Port Holdings Co Ltd 803,169
135,656 CSX Corp 5,028,768
279,531 East Japan Railway Co 5,362,841
35,416 Flughafen Zurich AG 8,041,945
74,991 (b) Fraport AG Frankfurt Airport Services
Worldwide
3,952,252
368,160 Getlink SE 6,268,438
39,777 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
3,145,963
27,758 (c) Grupo Aeroportuario del Pacifico SAB de
CV, ADR
4,529,273

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Shares Description (a) Value
Transportation (continued)
753 (b) Grupo Aeroportuario del Sureste SAB de
CV, ADR
$ 239,966
317,603 International Container Terminal Services
Inc
1,796,634
155,899 Japan Airport Terminal Co Ltd 6,160,520
122,280 Kamigumi Co Ltd 2,694,747
7,537 Norfolk Southern Corp 1,920,955
357,994 Port of Tauranga Ltd 1,154,971
518,238 Qube Holdings Ltd 1,151,444
2,106,867 Transurban Group 18,277,318
19,587 Union Pacific Corp 4,817,031
Total Transportation 122,938,345
Utilities - 36.4%
7,964 AltaGas Ltd 175,913
16,598 Ameren Corp 1,227,588
44,117 American Water Works Co Inc 5,391,539
458,436 APA Group 2,512,683
4,351 Brookfield Renewable Corp, Class A 106,904
228,258 CenterPoint Energy Inc 6,503,071
285,003 CK Infrastructure Holdings Ltd 1,669,225
48,622 Clearway Energy Inc, Class C 1,120,737
188,571 CLP Holdings Ltd 1,504,088
107,000 CMS Energy Corp 6,456,380
108,150 Contact Energy Ltd 559,297
16,276 Dominion Energy Inc 800,617
38,533 DTE Energy Co 4,321,091
68,631 Duke Energy Corp 6,637,304
401,796 E.ON SE 5,593,770
361,561 EDP - Energias de Portugal SA 1,410,677
87,544 Enagas SA 1,300,538
626,773 Enel SpA 4,137,639
235,733 Engie SA 3,950,259
61,352 Entergy Corp 6,483,679
144,790 Evergy Inc 7,728,890
18,586 Eversource Energy 1,110,885
78,139 Exelon Corp 2,935,682
59,986 Hydro One Ltd 1,749,250
365,039 Iberdrola SA 4,533,913
181,386 Italgas SpA 1,056,713
49,225 (c) National Grid PLC, Sponsored ADR 3,358,130
238,826 NextEra Energy Inc 15,263,370
163,705 NiSource Inc 4,528,080
248,959 PG&E Corp 4,172,553
10,730 Pinnacle West Capital Corp 801,853
437,959 Power Grid Corp of India Ltd 1,453,767
119,335 Redeia Corp SA 2,038,366
91,289 RWE AG 3,102,656
651,016 Sembcorp Industries Ltd 2,602,527
25,278 Sempra 1,815,719
94,707 Severn Trent PLC 2,955,166
1,112,175 Snam SpA 5,251,360
242,083 Southern Co/The 17,367,034
141,290 SSE PLC 2,945,612
867,180 Terna - Rete Elettrica Nazionale 7,167,857
159,931 Veolia Environnement SA 5,202,846
6,167 WEC Energy Group Inc 506,434
184,030 Xcel Energy Inc 9,891,613
Total Utilities 171,403,275
Total Common Stocks
(cost $331,293,419) 427,592,880

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 5 .8 % X 27,345,771
Data Center REITs - 3.4%
53,279 Digital Realty Trust Inc $ 7,674,307
10,093 Equinix Inc 8,330,056
Total Data Center REITs 16,004,363
Health Care REITs - 0.2%
289,258 Parkway Life Real Estate Investment Trust 749,662
Total Health Care REITs 749,662
Telecom Tower REITs - 2.2%
32,959 American Tower Corp 6,512,369
18,825 SBA Communications Corp 4,079,377
Total Telecom Tower REITs 10,591,746
Total Real Estate Investment Trust Common Stocks
(cost $26,042,797) 27,345,771
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.4% X 1,623,803
394,039 3i Infrastructure PLC $ 1,623,803
Total Investment Companies
(cost $1,557,483) 1,623,803
Total Long-Term Investments
(cost $358,893,699) 456,562,454
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
3,407,577 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 3,407,577
Total Investments Purchased with Collateral from Securities Lending
(cost $3,407,577) 3,407,577
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.8%
–
REPURCHASE AGREEMENTS - 2 .8 % X 13,108,770
$ 12,725 (f) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 $ 12,725,000
384 (g) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 383,770
Total Repurchase Agreements
(cost $13,108,770) 13,108,770
Total Short-Term Investments
(cost $13,108,770) 13,108,770
Total Investments (cost $ 375,410,046 ) - 100 .5% 473,078,801
Other Assets & Liabilities, Net -  (0.5)% (2,345,017)
Net Assets - 100% $ 470,733,784

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 253,863,218 $ 173,489,696 $ – $ 427,592,880
Real Estate Investment Trust Common
Stocks 26,596,109 749,662 – 27,345,771
Investment Companies – 1,623,803 – 1,623,803
Investments Purchased with Collateral from
Securities Lending 3,407,577 – – 3,407,577
Short-Term Investments:
Repurchase Agreements – 13,108,770 – 13,108,770
Total
$ 283,866,904 $ 188,971,931 $ – $ 473,078,801
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,340,814.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $12,732,466 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $383,770.
(g) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $383,838 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/33, valued at $12,725,000.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Real Estate Securities Fund
Portfolio of Investments March 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 96.4%
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 96 .4 % X 920,920,071
Data Center REITs - 11.4%
260,785 Digital Realty Trust Inc $ 37,563,471
86,365 Equinix Inc 71,279,626
Total Data Center REITs 108,843,097
Diversified REITs - 1.2%
138,793 Armada Hoffler Properties Inc 1,443,447
372,917 Essential Properties Realty Trust Inc 9,941,967
Total Diversified REITs 11,385,414
Health Care REITs - 11.8%
263,952 American Healthcare REIT Inc 3,893,292
263,722 CareTrust REIT Inc 6,426,905
3,902 Community Healthcare Trust Inc 103,598
248,782 Healthcare Realty Trust Inc 3,520,265
1,575,465 Healthpeak Properties Inc 29,539,969
40,013 Omega Healthcare Investors Inc 1,267,212
537,296 Ventas Inc 23,393,868
482,265 Welltower Inc 45,062,842
Total Health Care REITs 113,207,951
Hotel & Resort REITs - 3.0%
242,751 Apple Hospitality REIT Inc 3,976,261
540,466 Host Hotels & Resorts Inc 11,176,837
113,398 Ryman Hospitality Properties Inc 13,109,943
Total Hotel & Resort REITs 28,263,041
Industrial REITs - 17.9%
278,130 Americold Realty Trust Inc 6,931,000
76,848 EastGroup Properties Inc 13,814,965
451,595 First Industrial Realty Trust Inc 23,726,801
1,268,797 LXP Industrial Trust 11,444,549
714,021 Prologis Inc 92,979,815
437,765 Rexford Industrial Realty Inc 22,019,579
Total Industrial REITs 170,916,709
Multi-Family Residential REITs - 8.5%
245,540 Apartment Income REIT Corp 7,972,684
161,374 AvalonBay Communities Inc 29,944,559
15,205 Camden Property Trust 1,496,172
288,729 Equity Residential 18,221,687
74,055 Essex Property Trust Inc 18,129,405
372,378 Veris Residential Inc 5,663,869
Total Multi-Family Residential REITs 81,428,376
Office REITs - 4.6%
140,757 Alexandria Real Estate Equities Inc 18,144,985
120,233 Boston Properties Inc 7,852,417
197,484 COPT Defense Properties 4,773,188
394,872 Cousins Properties Inc 9,492,723
517,126 Hudson Pacific Properties Inc 3,335,463
Total Office REITs 43,598,776
Other Specialized REITs - 6.1%
46 Four Corners Property Trust Inc 1,126
494,636 Gaming and Leisure Properties Inc 22,787,880
72,327 Iron Mountain Inc 5,801,349
76,130 Safehold Inc 1,568,278

Nuveen Real Estate Securities Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares Description (a) Value
Other Specialized REITs (continued)
957,870 VICI Properties Inc $ 28,534,947
Total Other Specialized REITs 58,693,580
Retail REITs - 14.4%
320,588 Acadia Realty Trust 5,453,202
299,592 Agree Realty Corp 17,112,695
43,908 Brixmor Property Group Inc 1,029,643
89,082 Federal Realty Investment Trust 9,097,054
1,651,267 Kimco Realty Corp 32,381,346
182,013 NETSTREIT Corp 3,343,579
371,154 Realty Income Corp 20,079,431
334,517 Regency Centers Corp 20,258,350
116,921 Simon Property Group Inc 18,296,967
692,485 SITE Centers Corp 10,144,905
Total Retail REITs 137,197,172
Self-Storage REITs - 6.7%
70,809 CubeSmart 3,201,983
85,206 Extra Space Storage Inc 12,525,282
164,924 Public Storage 47,837,855
Total Self-Storage REITs 63,565,120
Single-Family Residential REITs - 4.5%
173,363 American Homes 4 Rent, Class A 6,376,291
218,757 Equity LifeStyle Properties Inc 14,087,951
374,543 Invitation Homes Inc 13,337,476
72,613 Sun Communities Inc 9,336,580
Total Single-Family Residential REITs 43,138,298
Telecom Tower REITs - 6.3%
185,027 American Tower Corp 36,559,485
51,549 Crown Castle Inc 5,455,431
86,145 SBA Communications Corp 18,667,621
Total Telecom Tower REITs 60,682,537
Total Real Estate Investment Trust Common Stocks
(cost $672,645,828) 920,920,071
Total Long-Term Investments
(cost $672,645,828) 920,920,071
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.9%
X –
REPURCHASE AGREEMENTS - 2 .9 % X 27,972,728
$ 27,125 (b) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 27,125,000
848 (c) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 847,728
Total Repurchase Agreements
(cost $27,972,728) 27,972,728
Total Short-Term Investments
(cost $27,972,728) 27,972,728
Total Investments (cost $ 700,618,556 ) - 99 .3% 948,892,799
Other Assets & Liabilities, Net -  0.7% 6,937,894
Net Assets - 100% $ 955,830,693

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 920,920,071 $ – $ – $ 920,920,071
Short-Term Investments:
Repurchase Agreements – 27,972,728 – 27,972,728
Total
$ 920,920,071 $ 27,972,728 $ – $ 948,892,799
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $27,140,913 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/33, valued at $27,667,507.
(c) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $847,879 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $864,767.
REIT Real Estate Investment Trust

Nuveen Real Asset Income Fund
Portfolio of Investments March 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.9%
X –
CORPORATE BONDS - 26 .8 % X 288,809,327
Capital Goods - 0.9%
$ 3,730 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 $ 3,749,303
2,335 Chart Industries Inc, 144A 7.500% 1/01/30 2,424,771
1,575 EMRLD Borrower LP / Emerald Co-Issuer Inc, 144A 6.625% 12/15/30 1,590,109
1,580 Trinity Industries Inc, 144A 7.750% 7/15/28 1,622,523
Total Capital Goods 9,386,706
Commercial & Professional Services - 0.9%
1,425 Clean Harbors Inc, 144A 4.875% 7/15/27 1,382,252
800 Clean Harbors Inc, 144A 5.125% 7/15/29 768,990
665 GFL Environmental Inc, 144A 6.750% 1/15/31 681,501
2,505 Republic Services Inc 5.000% 12/15/33 2,487,916
4,180 Waste Management Inc 4.875% 2/15/34 4,151,404
Total Commercial & Professional Services 9,472,063
Consumer Discretionary - 0.1%
600 EUR Accor SA, Reg S 7.250% 4/11/72 711,506
Total Consumer Discretionary 711,506
Consumer Discretionary Distribution & Retail - 0.1%
1,380 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 1,268,404
Total Consumer Discretionary Distribution & Retail 1,268,404
Consumer Services - 0.8%
3,475 Churchill Downs Inc, 144A 5.750% 4/01/30 3,354,423
2,990 Hilton Domestic Operating Co Inc, 144A 5.875% 4/01/29 2,994,960
1,475 Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc, 144A
6.625% 1/15/32 1,480,955
1,230 Scientific Games International Inc, 144A 7.500% 9/01/31 1,279,081
Total Consumer Services 9,109,419
Energy - 5.6%
1,821 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 1,801,765
3,335 Cheniere Energy Partners LP 4.500% 10/01/29 3,174,076
1,270 CNX Midstream Partners LP, 144A 4.750% 4/15/30 1,131,912
1,625 Delek Logistics Partners LP / Delek Logistics Finance Corp,
144A
8.625% 3/15/29 1,659,400
1,990 Energy Transfer LP 5.550% 5/15/34 1,996,061
1,165 Energy Transfer LP 8.000% 5/15/54 1,221,935
1,215 EQM Midstream Partners LP 5.500% 7/15/28 1,198,331
1,300 EQM Midstream Partners LP, 144A 4.750% 1/15/31 1,208,942
1,560 EQM Midstream Partners LP, 144A 6.375% 4/01/29 1,571,457
590 EQM Midstream Partners LP, 144A 7.500% 6/01/30 630,678
1,060 CAD Gibson Energy Inc 5.250% 12/22/80 689,096
2,250 Global Partners LP / GLP Finance Corp, 144A 8.250% 1/15/32 2,333,349
1,380 CAD Keyera Corp 6.875% 6/13/79 998,026
3,470 Kinetik Holdings LP, 144A 5.875% 6/15/30 3,394,098
2,000 Kodiak Gas Services LLC, 144A 7.250% 2/15/29 2,037,176
4,725 MPLX LP 5.000% 3/01/33 4,586,796
4,285 MPLX LP 5.650% 3/01/53 4,191,272
875 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
8.375% 2/15/32 896,969
655 NGL Energy Partners LP, 144A 8.125% 2/15/29 670,839
2,620 ONEOK Inc 6.100% 11/15/32 2,744,957

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 2,195 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 $ 2,276,803
3,653 CAD Pembina Pipeline Corp 4.800% 1/25/81 2,322,570
2,970 Sabine Pass Liquefaction LLC 5.000% 3/15/27 2,961,315
2,850 Targa Resources Corp 6.125% 3/15/33 2,973,325
415 CAD Transcanada Trust 4.200% 3/04/81 260,642
1,250 USA Compression Partners LP / USA Compression Finance
Corp, 144A
7.125% 3/15/29 1,265,570
4,000 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 4,024,252
2,955 Venture Global LNG Inc, 144A 9.500% 2/01/29 3,185,085
2,505 Williams Cos Inc/The 4.900% 3/15/29 2,488,412
Total Energy 59,895,109
Equity Real Estate Investment Trusts (REITs) - 7.3%
4,510 Agree LP 4.800% 10/01/32 4,266,491
2,415 Alexandria Real Estate Equities Inc 5.250% 5/15/36 2,370,182
1,600 Alexandria Real Estate Equities Inc 5.625% 5/15/54 1,574,404
3,325 American Homes 4 Rent LP 5.500% 2/01/34 3,314,994
2,345 American Tower Corp 5.500% 3/15/28 2,364,637
2,340 American Tower Corp 5.650% 3/15/33 2,376,608
4,305 AvalonBay Communities Inc 5.000% 2/15/33 4,264,731
1,455 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 1,347,486
4,305 Essex Portfolio LP 5.500% 4/01/34 4,309,767
2,500 Extra Space Storage LP 5.900% 1/15/31 2,586,502
2,715 Extra Space Storage LP 5.700% 4/01/28 2,763,671
4,140 Federal Realty OP LP 5.375% 5/01/28 4,151,743
1,880 GLP Capital LP / GLP Financing II Inc 6.750% 12/01/33 1,981,434
3,500 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 3,205,720
3,015 HAT Holdings I LLC / HAT Holdings II LLC, 144A 8.000% 6/15/27 3,143,741
1,925 Iron Mountain Inc, 144A 7.000% 2/15/29 1,961,684
1,445 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 1,319,676
1,095 Kilroy Realty LP 6.250% 1/15/36 1,069,615
6,610 Kimco Realty OP LLC 4.600% 2/01/33 6,257,264
2,690 Kite Realty Group LP 5.500% 3/01/34 2,673,020
6,000 Prologis LP 5.000% 3/15/34 5,964,445
3,560 Prologis Targeted US Logistics Fund LP, 144A 5.500% 4/01/34 3,582,357
6,625 RHP Hotel Properties LP / RHP Finance Corp, 144A 6.500% 4/01/32 6,647,359
1,410 Scentre Group Trust 2, 144A 5.125% 9/24/80 1,303,071
3,805 Welltower OP LLC 3.850% 6/15/32 3,441,956
Total Equity Real Estate Investment Trusts (REITs) 78,242,558
Financial Services - 0.4%
2,700 Hunt Cos Inc, 144A 5.250% 4/15/29 2,465,374
1,315 Starwood Property Trust Inc, 144A 7.250% 4/01/29 1,325,466
1,000 Starwood Property Trust Inc, 144A 4.375% 1/15/27 940,650
Total Financial Services 4,731,490
Health Care Equipment & Services - 0.4%
1,900 CHS/Community Health Systems Inc, 144A 10.875% 1/15/32 1,957,040
2,300 Tenet Healthcare Corp 6.125% 6/15/30 2,294,724
Total Health Care Equipment & Services 4,251,764
Media & Entertainment - 0.9%
4,600 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 3,696,533
1,200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 1,138,419
1,250 Lamar Media Corp 3.625% 1/15/31 1,096,788
4,600 VZ Secured Financing BV, 144A 5.000% 1/15/32 3,949,576
Total Media & Entertainment 9,881,316

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Real Estate Management & Development - 0.2%
$ 2,775 EUR (b) Peach Property Finance GmbH, 144A 4.375% 11/15/25 $ 2,622,302
Total Real Estate Management & Development 2,622,302
Telecommunication Services - 0.8%
2,750 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 2,329,325
750 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 765,997
1,600 Iliad Holding SASU, 144A 7.000% 10/15/28 1,583,540
1,365 Iliad Holding SASU, 144A 6.500% 10/15/26 1,352,215
2,145 T-Mobile USA Inc 4.800% 7/15/28 2,127,251
Total Telecommunication Services 8,158,328
Transportation - 0.4%
2,300 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 2,079,975
1,500 XPO Inc, 144A 6.250% 6/01/28 1,512,400
905 XPO Inc, 144A 7.125% 6/01/31 928,240
Total Transportation 4,520,615
Utilities - 8.0%
2,800 AEP Transmission Co LLC 5.150% 4/01/34 2,790,153
2,670 CAD AltaGas Ltd 5.250% 1/11/82 1,696,555
2,915 CAD AltaGas Ltd 7.350% 8/17/82 2,174,473
1,285 CAD AltaGas Ltd 8.900% 11/10/83 1,007,054
4,355 Ameren Illinois Co 4.950% 6/01/33 4,310,238
1,720 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 1,580,410
1,755 Baltimore Gas and Electric Co 5.400% 6/01/53 1,745,468
1,200 Calpine Corp, 144A 3.750% 3/01/31 1,050,855
1,395 CAD Capital Power Corp 7.950% 9/09/82 1,030,367
3,420 CenterPoint Energy Houston Electric LLC 5.150% 3/01/34 3,444,770
1,825 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 1,566,379
3,320 (b) Clearway Energy Operating LLC, 144A 3.750% 1/15/32 2,791,068
2,450 DTE Electric Co 5.200% 3/01/34 2,461,197
1,885 Duke Energy Carolinas LLC 4.850% 1/15/34 1,853,021
2,565 (b) Duke Energy Progress LLC 5.100% 3/15/34 2,563,548
1,900 EUR EDP - Energias de Portugal SA, Reg S 5.943% 4/23/83 2,140,109
1,775 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 1,736,559
1,975 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 1,880,813
1,720 Florida Power & Light Co 4.800% 5/15/33 1,693,988
4,605 Georgia Power Co 5.250% 3/15/34 4,651,498
2,315 Georgia Power Co 5.004% 2/23/27 2,317,782
7,205 ITC Holdings Corp, 144A 4.950% 9/22/27 7,153,339
5,965 NextEra Energy Capital Holdings Inc 6.051% 3/01/25 5,987,692
1,015 NextEra Energy Operating Partners LP, 144A 7.250% 1/15/29 1,038,510
585 NextEra Energy Operating Partners LP, 144A 4.500% 9/15/27 547,539
2,581 GBP NGG Finance PLC, Reg S 5.625% 6/18/73 3,224,941
1,500 NRG Energy Inc, 144A 3.625% 2/15/31 1,294,437
995 NRG Energy Inc, 144A 7.000% 3/15/33 1,061,721
3,595 Pacific Gas and Electric Co 6.150% 1/15/33 3,705,511
1,485 Pattern Energy Operations LP / Pattern Energy Operations
Inc, 144A
4.500% 8/15/28 1,384,236
2,575 Public Service Enterprise Group Inc 5.850% 11/15/27 2,637,548
2,600 Sempra 6.875% 10/01/54 2,627,140
700 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 647,184
3,315 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 3,038,661
3,330 Vistra Operations Co LLC, 144A 7.750% 10/15/31 3,487,442
2,210 WEC Energy Group Inc 5.600% 9/12/26 2,235,541
Total Utilities 86,557,747
Total Corporate Bonds
(cost $293,261,624) 288,809,327

Shares Description (a) Value
X –
COMMON STOCKS - 22 .5 % X 241,657,116
Energy - 8.5%
504,583 Enbridge Inc $ 18,255,813
115,939 Energy Transfer LP 1,823,720
198,121 Enterprise Products Partners LP 5,781,171
287,961 Gibson Energy Inc 4,902,278
89,490 Keyera Corp 2,305,050
637,673 Kinder Morgan Inc 11,694,923
106,906 MPLX LP 4,443,013
157,176 ONEOK Inc 12,600,800
355,870 Pembina Pipeline Corp 12,560,736
39,730 Plains GP Holdings LP, Class A 725,073
70,761 TC Energy Corp 2,843,918
336,290 Williams Cos Inc/The 13,105,222
Total Energy 91,041,717
Financial Services - 0.1%
1,528,363 Sdcl Energy Efficiency Income Trust PLC 1,142,769
Total Financial Services 1,142,769
Health Care Equipment & Services - 0.6%
521,265 Chartwell Retirement Residences 4,756,440
148,998 Sienna Senior Living Inc 1,476,175
Total Health Care Equipment & Services 6,232,615
Real Estate Management & Development - 0.4%
1,390,112 Capitaland India Trust 1,080,955
429,977 Hysan Development Co Ltd 693,720
2,985,644 Sino Land Co Ltd 3,103,941
Total Real Estate Management & Development 4,878,616
Telecommunication Services - 0.5%
816,957 HKT Trust & HKT Ltd 953,215
30,294 Infrastrutture Wireless Italiane SpA 343,775
7,031,693 NETLINK NBN TRUST 4,452,581
Total Telecommunication Services 5,749,571
Transportation - 2.4%
14,359 Aena SME SA 2,828,055
68,571 (c) Athens International Airport SA 628,811
1,271,078 Atlas Arteria Ltd 4,413,668
908,694 Aurizon Holdings Ltd 2,369,377
808,895 China Merchants Port Holdings Co Ltd 969,922
1,103,991 Dalrymple Bay Infrastructure Ltd 1,971,682
665,384 Enav SpA 2,783,083
23,812 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
1,883,291
17,525 Grupo Aeroportuario del Pacifico SAB de
CV, ADR
2,859,554
548,580 Transurban Group 4,758,996
Total Transportation 25,466,439
Utilities - 10.0%
671,504 APA Group 3,680,507
916 Canadian Solar Infrastructure Fund Inc 687,998
22,969 Canadian Utilities Ltd, Class A 523,121
667,054 CK Infrastructure Holdings Ltd 3,906,848
133,867 Clearway Energy Inc, Class A 2,879,479
480,108 CLP Holdings Ltd 3,829,457
547,061 Contact Energy Ltd 2,829,122

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Shares Description (a) Value
Utilities (continued)
113,099 Dominion Energy Inc $ 5,563,340
95,200 Duke Energy Corp 9,206,792
228,848 Enagas SA 3,399,724
1,190,859 Enel SpA 7,861,450
190,086 Engie SA 3,185,336
46,520 Entergy Corp 4,916,234
182,778 Evergy Inc 9,756,690
3,017 Eversource Energy 180,326
286,627 Italgas SpA 1,669,823
177,580 (b) National Grid PLC, Sponsored ADR 12,114,508
21,637 Northwestern Energy Group Inc 1,101,972
164,769 OGE Energy Corp 5,651,576
94,459 Pennon Group PLC 771,959
36,694 Pinnacle West Capital Corp 2,742,143
370,617 Power Assets Holdings Ltd 2,171,297
279,839 Redeia Corp SA 4,779,942
693,362 REN - Redes Energeticas Nacionais SGPS
SA
1,646,847
2,019,250 Snam SpA 9,534,299
12,809 Spire Inc 786,088
358,916 Vector Ltd 830,456
28,835 Veolia Environnement SA 938,055
Total Utilities 107,145,389
Total Common Stocks
(cost $212,657,996) 241,657,116
Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 21 .8 % X 234,670,141
Diversified REITs - 1.4%
93,238 Armada Hoffler Properties Inc $ 969,675
596,683 British Land Co PLC/The 2,976,841
305,345 Charter Hall Long Wale REIT 759,602
47,233 Essential Properties Realty Trust Inc 1,259,232
782,695 Growthpoint Properties Australia Ltd 1,295,266
84,826 ICADE 2,297,837
437,124 Mirvac Group 671,865
10,922 Star Asia Investment Corp 4,210,012
815 United Urban Investment Corp 829,094
Total Diversified REITs 15,269,424
Health Care REITs - 2.7%
125,677 American Healthcare REIT Inc 1,853,736
5,466,286 Assura PLC 2,917,854
152,257 CareTrust REIT Inc 3,710,503
60,860 Community Healthcare Trust Inc 1,615,833
383,891 Healthcare Realty Trust Inc 5,432,058
547,715 Healthpeak Properties Inc 10,269,656
105,293 Omega Healthcare Investors Inc 3,334,629
Total Health Care REITs 29,134,269
Hotel & Resort REITs - 0.5%
323,548 Apple Hospitality REIT Inc 5,299,716
Total Hotel & Resort REITs 5,299,716
Industrial REITs - 4.7%
540,320 Dexus Industria REIT 1,087,280
398,602 Dream Industrial Real Estate Investment Trust 3,878,465
995,628 FIBRA Macquarie Mexico, 144A 1,937,999
3,927,914 Frasers Logistics & Commercial Trust 3,082,749
956 GLP J-Reit 801,126

Shares Description (a) Value
Industrial REITs (continued)
2,026 LaSalle Logiport REIT $ 2,076,017
2,243,623 LondonMetric Property PLC 5,757,569
581,944 LXP Industrial Trust 5,249,135
2,999,480 Mapletree Industrial Trust 5,197,543
4,508,894 Mapletree Logistics Trust 4,875,012
777,905 Nexus Industrial REIT 4,393,321
1,946,540 TF Administradora Industrial S de RL de CV 5,315,238
1,804,258 Tritax Big Box REIT PLC 3,587,119
2,449,962 Urban Logistics REIT PLC 3,537,499
Total Industrial REITs 50,776,072
Mortgage REITs - 0.2%
39,066 Blackstone Mortgage Trust Inc, Class A 777,804
36,481 Starwood Property Trust Inc 741,659
Total Mortgage REITs 1,519,463
Multi-Family Residential REITs - 1.0%
155,073 Apartment Income REIT Corp 5,035,220
1,081 Daiwa Securities Living Investments Corp 751,065
34,576 Equity Residential 2,182,092
3,970,455 (d) Home Reit PLC 5,011
173 Mid-America Apartment Communities Inc 22,764
65,686 UDR Inc 2,457,313
Total Multi-Family Residential REITs 10,453,465
Office REITs - 1.6%
432,503 Abacus Property Group 352,179
127,703 Allied Properties Real Estate Investment Trust 1,665,875
57,077 Boston Properties Inc 3,727,699
103,558 COPT Defense Properties 2,502,997
256 Daiwa Office Investment Corp 996,802
44,940 Gecina SA 4,590,355
472 Kenedix Office Investment Corp 501,685
97,866 NSI NV 2,006,072
91,300 Postal Realty Trust Inc, Class A 1,307,416
Total Office REITs 17,651,080
Other Specialized REITs - 1.8%
174,133 Four Corners Property Trust Inc 4,261,035
240,676 Gaming and Leisure Properties Inc 11,087,943
156,008 VICI Properties Inc 4,647,478
Total Other Specialized REITs 19,996,456
Real Estate Operating Companies - 0.4%
3,303,740 Sirius Real Estate Ltd 4,084,333
Total Real Estate Operating Companies 4,084,333
Retail REITs - 6.4%
859 Acadia Realty Trust 14,612
20,581 Agree Realty Corp 1,175,587
32,976 Brixmor Property Group Inc 773,287
828,423 Charter Hall Retail REIT 2,002,657
255,355 Choice Properties Real Estate Investment Trust 2,597,757
258,064 Crombie Real Estate Investment Trust 2,608,170
228,042 CT Real Estate Investment Trust 2,402,391
2,659,778 Fortune Real Estate Investment Trust 1,295,230
3,502,823 Frasers Centrepoint Trust 5,681,401
342,190 Kimco Realty Corp 6,710,346
682,745 Link REIT 2,940,182
49,342 NNN REIT Inc 2,108,877
373,318 Primaris Real Estate Investment Trust 3,844,661
225,341 Realty Income Corp 12,190,948

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Shares Description (a) Value
Retail REITs (continued)
141,587 RioCan Real Estate Investment Trust $ 1,930,613
13,670 Saul Centers Inc 526,158
207,904 Scentre Group 459,161
74,264 Simon Property Group Inc 11,621,573
2,326,355 Vicinity Ltd 3,229,059
1,876,086 Waypoint REIT Ltd 3,116,596
95,582 Wereldhave NV 1,487,974
Total Retail REITs 68,717,240
Self-Storage REITs - 0.5%
29,707 CubeSmart 1,343,350
26,210 Extra Space Storage Inc 3,852,870
1,480 Public Storage 429,289
Total Self-Storage REITs 5,625,509
Telecom Tower REITs - 0.6%
58,047 Crown Castle Inc 6,143,114
Total Telecom Tower REITs 6,143,114
Total Real Estate Investment Trust Common Stocks
(cost $234,305,296) 234,670,141
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 14 .5 % X 156,190,688
Energy - 0.1%
23,861 NuStar Energy LP 11.234% $ 602,729
Total Energy 602,729
Equity Real Estate Investment Trusts (REITs) - 9.1%
298,026 Agree Realty Corp 4.250% 5,286,981
92,890 American Homes 4 Rent 6.250% 2,258,156
163,451 American Homes 4 Rent 5.875% 3,757,738
111,206 Armada Hoffler Properties Inc 6.750% 2,449,868
201,242 Centerspace 6.625% 4,857,982
4,739 Chatham Lodging Trust 6.625% 103,263
66,782 DiamondRock Hospitality Co 8.250% 1,682,239
112,827 Digital Realty Trust Inc 5.850% 2,660,461
121,101 Digital Realty Trust Inc 5.250% 2,670,277
139,710 Digital Realty Trust Inc 5.200% 3,062,443
164,472 Federal Realty Investment Trust 5.000% 3,610,160
27,491 Kimco Realty Corp 7.250% 1,549,393
204,551 Kimco Realty Corp 5.250% 4,684,218
169,286 Kimco Realty Corp 5.125% 3,873,264
4,704 Mid-America Apartment Communities Inc 8.500% 262,431
108,703 National Storage Affiliates Trust 6.000% 2,491,473
46,037 Pebblebrook Hotel Trust 6.375% 948,822
66,656 Pebblebrook Hotel Trust 5.700% 1,253,133
100,143 Pebblebrook Hotel Trust 6.300% 2,042,917
50,997 Public Storage 5.150% 1,226,988
69,067 Public Storage 3.950% 1,251,494
69,889 Public Storage 4.125% 1,355,148
64,398 Public Storage 4.700% 1,383,913
57,934 Public Storage 5.600% 1,421,700
81,420 Public Storage 3.900% 1,457,418
61,956 Public Storage 5.050% 1,512,966
83,572 Public Storage 3.875% 1,488,417
110,895 Public Storage 4.875% 2,526,188
93,962 Public Storage 4.100% 1,774,942
101,356 Public Storage 4.000% 1,873,059
89,664 Public Storage 4.625% 1,917,913

Shares   Description (a) Coupon Value
Equity Real Estate Investment Trusts (REITs) (continued)
73,136 Public Storage 4.750% $ 1,582,663
114,145 Public Storage 4.000% 2,111,682
121,760 Realty Income Corp 6.000% 3,011,125
109,459 Regency Centers Corp 5.875% 2,567,908
134,625 Regency Centers Corp 6.250% 3,255,233
183,080 Rexford Industrial Realty Inc 5.625% 3,950,867
61,558 Rexford Industrial Realty Inc 5.875% 1,377,668
21,577 RLJ Lodging Trust 1.950% 528,421
50,261 (b) Saul Centers Inc 6.000% 1,073,575
33,281 Saul Centers Inc 6.125% 746,160
145,280 SITE Centers Corp 6.375% 3,276,064
40,732 Summit Hotel Properties Inc 5.875% 797,125
77,470 Summit Hotel Properties Inc 6.250% 1,593,558
85,469 Sunstone Hotel Investors Inc 5.700% 1,697,414
61,920 Sunstone Hotel Investors Inc 6.125% 1,313,323
38,104 UMH Properties Inc 6.375% 861,912
65,551 Vornado Realty Trust 5.250% 1,002,930
18,198 Vornado Realty Trust 5.250% 274,426
Total Equity Real Estate Investment Trusts (REITs) 99,717,419
Financial Services - 0.2%
50,262 Brookfield Finance Inc 4.625% 904,716
32,184 National Rural Utilities Cooperative Finance Corp 5.500% 798,163
Total Financial Services 1,702,879
Real Estate - 0.0%
20,831 Brookfield Property Partners LP 6.375% 300,175
Total Real Estate 300,175
Real Estate Management & Development - 0.2%
71,029 Brookfield Property Partners LP 5.750% 906,330
50,559 Brookfield Property Partners LP 6.500% 796,304
Total Real Estate Management & Development 1,702,634
Utilities - 4.9%
52,583 BIP Bermuda Holdings I Ltd 5.125% 1,029,575
81,264 Brookfield BRP Holdings Canada Inc 4.625% 1,381,488
26,883 Brookfield Infrastructure Finance ULC 5.000% 494,916
41,025 Brookfield Infrastructure Partners LP 5.000% 728,604
134,224 Brookfield Infrastructure Partners LP 5.125% 2,434,823
149,300 Brookfield Renewable Partners LP 5.250% 2,721,739
73,405 CMS Energy Corp 5.875% 1,777,135
59,357 CMS Energy Corp 5.625% 1,457,808
99,383 CMS Energy Corp 5.875% 2,461,717
139,028 CMS Energy Corp 4.200% 2,827,830
94,161 DTE Energy Co 5.250% 2,330,485
141,667 DTE Energy Co 4.375% 2,884,340
151,580 DTE Energy Co 4.375% 3,122,548
87,768 Duke Energy Corp 5.625% 2,155,582
101,003 Duke Energy Corp 5.750% 2,509,925
37,698 Entergy Arkansas LLC 4.875% 853,106
21,032 Entergy Mississippi LLC 4.900% 487,732
14,696 Entergy New Orleans LLC 5.500% 353,586
32,428 Entergy Texas Inc 5.375% 811,024
95,072 Georgia Power Co 5.000% 2,342,574
28,227 NextEra Energy Capital Holdings Inc 5.650% 695,513
44,931 SCE Trust VII 7.500% 1,196,512
185,896 Sempra 5.750% 4,450,350
155,589 Southern Co/The 4.950% 3,576,991
183,750 Southern Co/The 4.200% 3,700,725

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Shares   Description (a) Coupon Value
Utilities (continued)
76,081 Southern Co/The 5.250% $ 1,855,616
61,669 Spire Inc 5.900% 1,522,608
Total Utilities 52,164,852
Total $25 Par (or similar) Retail Preferred
(cost $169,404,786) 156,190,688
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 10 .2 % X 109,607,765
Energy - 4.2%
$ 5,732 Enbridge Inc 6.000% 1/15/77 $ 5,602,653
4,710 Enbridge Inc 5.500% 7/15/77 4,465,038
3,127 Enbridge Inc 6.250% 3/01/78 3,043,450
2,815 Enbridge Inc 5.750% 7/15/80 2,664,111
2,589 Enbridge Inc 7.625% 1/15/83 2,656,969
1,897 Enbridge Inc 8.500% 1/15/84 2,061,157
2,428 (e) Energy Transfer LP (TSFR3M reference rate + 3.279%
spread)
8.586% 11/01/66 2,205,391
1,230 Energy Transfer LP 6.500% N/A (f) 1,205,575
5,956 Enterprise Products Operating LLC 5.250% 8/16/77 5,651,684
4,205 Enterprise Products Operating LLC 5.375% 2/15/78 3,918,935
1,609 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 1,126,662
2,275 CAD Keyera Corp 5.950% 3/10/81 1,534,632
740 (e) Plains All American Pipeline LP (TSFR3M reference rate +
4.372% spread)
9.679% N/A (f) 735,321
2,450 Transcanada Trust 5.500% 9/15/79 2,252,672
3,775 Transcanada Trust 5.875% 8/15/76 3,667,915
2,345 Transcanada Trust 5.600% 3/07/82 2,140,756
625 Transcanada Trust 5.300% 3/15/77 584,672
Total Energy 45,517,593
Financial Services - 0.5%
1,860 National Rural Utilities Cooperative Finance Corp 7.125% 9/15/53 1,929,203
745 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 725,513
2,747 Transcanada Trust 5.625% 5/20/75 2,676,875
Total Financial Services 5,331,591
Transportation - 0.4%
2,050 BNSF Funding Trust I 6.613% 12/15/55 2,033,500
1,995 Royal Capital BV, Reg S 4.875% N/A (f) 1,982,531
Total Transportation 4,016,031
Utilities - 5.1%
3,765 American Electric Power Co Inc 3.875% 2/15/62 3,383,393
2,015 CMS Energy Corp 3.750% 12/01/50 1,650,753
3,570 CMS Energy Corp 4.750% 6/01/50 3,288,002
1,775 ComEd Financing III 6.350% 3/15/33 1,788,622
2,755 Dominion Energy Inc 5.750% 10/01/54 2,737,889
2,990 Dominion Energy Inc 4.650% N/A (f) 2,926,684
3,230 Dominion Energy Inc 4.350% N/A (f) 3,023,817
5,075 Duke Energy Corp 4.875% N/A (f) 5,030,751
2,810 Edison International 5.000% N/A (f) 2,662,201
1,790 Edison International 5.375% N/A (f) 1,732,162
1,900 GBP Electricite de France SA, Reg S 5.875% N/A (f) 2,254,199
4,090 Emera Inc 6.750% 6/15/76 4,039,383
5,185 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 4,959,078
1,700 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 1,542,293
330 PPL Capital Funding Inc 8.236% 3/30/67 326,691
4,242 Sempra 4.875% N/A (f) 4,150,559

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities (continued)
$ 3,320 Sempra 4.125% 4/01/52 $ 3,062,853
962 (e) Southern California Edison Co (3-Month LIBOR reference rate + 4.461% spread)
4.516% N/A (f) 961,881
2,590 Southern Co/The 4.000% 1/15/51 2,489,929
2,275 GBP SSE PLC, Reg S 3.740% N/A (f) 2,731,410
Total Utilities 54,742,550
Total $1,000 Par (or similar) Institutional Preferred
(cost $111,204,635) 109,607,765
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 0 .6 % X 6,046,787
Equity Real Estate Investment Trusts (REITs) - 0.1%
17,112 Equity Commonwealth 6.500% $ 427,800
17,536 LXP Industrial Trust 6.500% 813,144
Total Equity Real Estate Investment Trusts (REITs) 1,240,944
Utilities - 0.5%
18,042 Algonquin Power & Utilities Corp 7.750% 386,821
113,512 (b) NextEra Energy Inc 6.926% 4,419,022
Total Utilities 4,805,843
Total Convertible Preferred Securities
(cost $7,554,657) 6,046,787
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.4% X 4,289,868
554,988 Greencoat UK Wind PLC/Funds $ 975,403
538,723 JLEN Environmental Assets Group Ltd
Foresight Group Holdings
636,423
655,141 Renewables Infrastructure Group Ltd/The 832,924
1,320,223 Sequoia Economic Infrastructure Income
Fund Ltd
1,349,424
425,963 Starwood European Real Estate Finance Ltd 495,694
Total Investment Companies
(cost $4,725,581) 4,289,868
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1% X 1,419,533
$ 200 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 $ 112,380
150 GS Mortgage Securities Corp II, 2018 GS10, 144A 5.067% 3/10/33 131,198
1,300 (e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 4.329% spread), 2019 MILE, 144A
9.655% 7/15/36 866,271
400 (e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE, 144A
8.155% 7/15/36 309,684
Total Asset-Backed and Mortgage-Backed Securities
(cost $2,035,248) 1,419,533

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (g) X 140,558
Consumer Discretionary Distribution & Retail - 0.0%
$ 140 Wand NewCo 3, Inc., Term Loan
B , (WI/DD)
TBD TBD TBD TBD $ 140,558
Total Consumer Discretionary Distribution & Retail 140,558
Total Variable Rate Senior Loan Interests
(cost $139,650) 140,558
Total Long-Term Investments
(cost $1,035,289,473) 1,042,831,783
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
18,789,711 (i) State Street Navigator Securities Lending
Government Money Market Portfolio
5.110%(j) $ 18,789,711
Total Investments Purchased with Collateral from Securities Lending
(cost $18,789,711) 18,789,711
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.2%
X –
REPURCHASE AGREEMENTS - 2 .2 % X 23,323,568
$ 22,850 (k) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 22,850,000
474 (l) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 473,568
Total Repurchase Agreements
(cost $23,323,568) 23,323,568
Total Short-Term Investments
(cost $23,323,568) 23,323,568
Total Investments (cost $ 1,077,402,752 ) - 100 .8% 1,084,945,062
Other Assets & Liabilities, Net -  (0.8)% (8,616,371)
Net Assets - 100% $ 1,076,328,691
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (53) 6/24 $ (5,844,045) $ (5,872,234) $ (28,189)
U.S. Treasury Ultra 10-Year Note (380) 6/24 (43,305,924) (43,551,563) (245,639)
U.S. Treasury Ultra Bond (70) 6/24 (9,035,478) (9,030,000) 5,478
Total $(58,185,447) $(58,453,797) $(268,350)

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 288,809,327 $ – $ 288,809,327
Common Stocks 164,324,570 77,332,546 – 241,657,116
Real Estate Investment Trust Common
Stocks 157,584,761 77,080,369 5,011 234,670,141
$25 Par (or similar) Retail Preferred 156,190,688 – – 156,190,688
$1,000 Par (or similar) Institutional
Preferred – 109,607,765 – 109,607,765
Convertible Preferred Securities 6,046,787 – – 6,046,787
Investment Companies 3,456,944 832,924 – 4,289,868
Asset-Backed and Mortgage-Backed
Securities – 1,419,533 – 1,419,533
Variable Rate Senior Loan Interests – 140,558 – 140,558
Investments Purchased with Collateral from
Securities Lending 18,789,711 – – 18,789,711
Short-Term Investments:
Repurchase Agreements – 23,323,568 – 23,323,568
Investments in Derivatives:
Futures Contracts* (268,350) – – (268,350)
Total
$ 506,125,111 $ 578,546,590 $ 5,011 $ 1,084,676,712
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $18,282,354.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Perpetual security. Maturity date is not applicable.
(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(i) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $22,863,406 on 4/1/24, collateralized by
Government Agency Securities, with coupon rates 1.125%–4.375% and maturity dates 11/15/39–5/15/40, valued at $23,307,036.
(l) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $473,652 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 0.000% and maturity date 6/18/24, valued at $483,122.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.